Financial Risk Management Objectives and Policies - Sensitivity Analysis for Foreign Exchange Risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Change in EUR/USD + 10%
Disclosure of detailed information about hedged items [line items]
Losses and gains recognized in profit or loss	€ 7,187	€ 29,859	€ 34,060
Change in EUR/USD - 10%
Disclosure of detailed information about hedged items [line items]
Losses and gains recognized in profit or loss	(8,784)	(36,495)	(41,629)
Change in EUR/CAD + 10%
Disclosure of detailed information about hedged items [line items]
Losses and gains recognized in profit or loss	(3,061)	2,467	3,851
Change in EUR/CAD - 10%
Disclosure of detailed information about hedged items [line items]
Losses and gains recognized in profit or loss	3,742	(3,015)	(4,707)
Change in EUR/JPY - 10%
Disclosure of detailed information about hedged items [line items]
Losses and gains recognized in profit or loss	1,785	17	(84)
Change in EUR/JPY + 10%
Disclosure of detailed information about hedged items [line items]
Losses and gains recognized in profit or loss	€ (1,461)	€ (14)	€ 69